Liability for Unpaid Health Claims (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Liability For Unpaid Health Claims

Activity in the liability for unpaid health claims is summarized as follows:

	Year Ended December 31,
	2011	2010	2009
Balance at beginning of year	$100,598	$104,346	$119,855
Incurred related to:
Current year	628,137	661,740	674,710
Prior years	(10,644)	(19,424)	(19,487)

Total incurred	617,493	642,316	655,223
Paid related to:
Current year	538,910	577,875	583,127
Prior years	75,664	68,189	87,605

Total paid	614,574	646,064	670,732

Balance at end of year	$103,517	$100,598	$104,346